Product Name:   Aetos Capital Long/Short Strategies Fund, LLC
                                       As of January 31, 2006

Product Description:  The Aetos Capital Long/Short Strategies Fund is a SEC-registered 1940 Act Fund, designed to provide U.S. and Offshore investors a consistent absolute return with moderate to aggressive risk and return objectives.  In order to generate positive returns through the underlying portfolio managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk, this Fund allocates its assets among a select group of hedge funds that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds.

Total Firm Assets1:                       $8,348MM

Total FoHF Assets:                       $2,767MM

Total Strategy Assets2 :                $1,738MM – Separate Accounts

                                                        $1,029MM – Funds/Portfolios

                                               $1,571MM – Portable Alpha3

Auditor:                                    PricewaterhouseCoopers, LLP

Custodian:                                SEI Private Trust Company, Inc.

Sub-Strategy Allocation4

Generalist /

Diversified: 68%

Technology
Sector: 10%

Financial
Sector: 10%

Healthcare
Sector: 8%

Asia / Pacific
Specialist: 4%

Quarterly

Redemptions

60 Days

Notice Period

1 Year

Lock-Up

Monthly

Contributions

$1 Million

Minimum Investment

Yes

High Water Mark

T-bills

Hurdle Rate

10.0%

Performance Fee

1.00% (0.75% on investments of $25MM+)

Management Fee

Terms5

Since Inception through 1/31/06:

12.26%

4.13%

1.87%

7.04%

Average Annualized Return

10.38%

1.80%

3.37%

10.52%

1 Year Return

17.26%

6.04%

4.91%

14.29%

2 Year Cumulative Return

57.80%

11.18%

5.95%

27.45%

3 Year Cumulative Return

-

-

-

0.15

Beta:  S&P 500 DRI Index

-

-

-

0.00

Beta: Lehman Agg. Bond

Comp. Index

-3.15%

-2.44%

-

-1.98%

Largest Calendar Qtr.

Drawdown

0.83

0.56

-

1.54

Sharpe Ratio

12.51%

4.07%

0.30%

3.37%

Annualized Standard Deviation

S&P 500
DRI
Index

Lehman Agg.
Bond Composite
Index

90-Day
Treasury
Bills

Aetos Capital
Long/Short
Strategies Fund

As of 1/31/06:

        Assets Under Management:

                     1 Total Firm Assets =                  Aetos Absolute Return - $2,767MM

                           Aetos Fund Advisory - $341MM

                                                    Aetos Capital Asia (Opportunistic Real Estate)  - $2,940MM

     AEA Investors, LLC (Real Estate) - $2,300MM

   2 Aetos Capital currently offers the following hedge fund of funds strategies to our clients:

                          Aetos Funds: SEC-registered, strategy-specific hedge fund of funds:

                        Aetos Capital Multi-Strategy Arbitrage Fund

                        Aetos Capital Distressed Investment Strategies Fund

                        Aetos Capital Long/Short Strategies Fund

                        Aetos Capital Market Neutral Strategies Fund

                        Aetos Capital Opportunities Fund

                        Aetos Portfolios: Tactical allocations to the Funds managed to specific return and volatility targets:

                        Aetos Capital Conservative Portfolio (lower volatility)

                        Aetos Capital Balanced Portfolio (low volatility)

                        Aetos Capital Growth Portfolio (moderate volatility)

                    Custom Portfolios: Customized allocations to the Funds managed to client-specific return and volatility targets

                    Separate Accounts: Direct investments made in the client's name with underlying managers

                    Portable Alpha Mandates: Can utilize both commingled vehicles and separate accounts

                   3  These assets are also included in the count for Funds and Portfolios and the Separate Accounts where relevant for portable alpha mandates which utilize hedge fund of funds.

Aetos Capital, LLC  875 Third Avenue  New York, NY 10022  (212) 201-2509

Aetos Alternatives Management, LLC  2180 Sand Hill Road  Menlo Park, CA 94025  (650) 234-1860

Aetos Capital: Portfolios and Products

Chief Investment Officer:

Anne Casscells - Menlo Park, CA

For More Information Please Contact:

Andrea Bollyky     (212) 201-2518    abollyky@aetoscapital.com

David Tonkovich   (212) 201-2532    dtonkovich@aetoscapital.com

3.24%

7.96%

1.93
%

1.00
%

-
1.37
%

0.97
%

0.80
%

1.11
%

0.97
%

1.03
%

-0.67%

0.40%

1.61
%

-
0.04
%

  2005

Standard
Deviation

YTD

Dec

Nov

Oct

Sept

Aug

Jul

Jun

May

Apr

Mar

Feb

Jan

-

0.04%

0.98
%

-
0.33
%

0.51
%

-
1.10
%

-

-

-

-

-

-

-

-

  2002

3.35%

8.22%

0.90
%

1.02
%

1.54
%

-
0.25
%

1.03
%

0.96
%

1.25
%

1.67
%

1.83%

-0.30%

-
0.65
%

-
1.04
%

  2003

3.40%

5.48%

1.00
%

1.77
%

0.96
%

0.97
%

-
0.28
%

-
0.24
%

0.26
%

-
0.22
%

-1.40%

0.32%

0.94
%

1.97
%

  2004

2.33%

-

-

-

-

-

-

-

-

-

-

-

2.33
%

  2006

Investment Performance6 (US$)

100%
90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
Dec-02
Dec-03
Mar-04
Jun-04
Sep-04
Dec-04
Mar-05
Jun-05
Sep-05
Dec-05
Feb-06
Generalist Diversified
Healthcare Sector
Financial Sector
Technology Sector
Utility Sector
Asia/Pacific Sector

4 Historical Allocations:

5 Terms:

                Standard terms associated with an investment in the Funds through the investment program described in the prospectuses

      6 Investment Performance:

Performance figures shown are net of investment advisory and performance fees of 1.00% of assets annually and
10% of profits above the three month Treasury bill return, respectively.  The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Advisor.  Returns would have been lower without such waivers and reimbursements.  Past performance is not indicative of future returns.

Absolute return investing involves substantial risks, including the risk of loss of invested capital.  Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets.  These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring funds we invest in.

Prospective investors should consider the investment objectives, risks, and the charges and expenses discussed above carefully before investing.  The prospectus contains this and other information; a free copy of the prospectus may be obtained by calling 212-201-2540.  Please read the prospectus carefully before investing.

Aetos Capital, LLC  875 Third Avenue  New York, NY 10022  (212) 201-2509

Aetos Alternatives Management, LLC  2180 Sand Hill Road  Menlo Park, CA 94025  (650) 234-1860